Financial assets at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	₩ 53,163,143	₩ 43,534,766
Debt securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	48,401,142	40,134,964
Government
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	2,873,419	2,765,054
Financial institutions
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	12,711,074	9,415,470
Corporation
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	8,541,514	6,664,839
Stocks with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	598,858	381,844
Equity investment with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,458,933	1,080,723
Beneficiary certificates
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	10,678,620	9,062,004
Commercial Papers
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	5,160,063	5,535,397
CMA
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	3,723,401	3,001,831
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	2,655,260	2,227,802
Equity securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,597,940	1,165,071
Stocks
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,488,743	1,050,097
Equity investments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	0	4,908
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	109,197	110,066
Loans at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	2,154,821	1,209,194
Due from banks at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	897,525	870,656
Gold deposits
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	₩ 111,715	₩ 154,881